SHAREHOLDERS’ EQUITY (Details Narrative)								12 Months Ended
	May 01, 2025 shares	Feb. 28, 2025 USD ($) $ / shares	Feb. 28, 2025 SGD ($)	Oct. 31, 2024 USD ($)	Oct. 31, 2024 SGD ($)	Oct. 22, 2024 USD ($) $ / shares shares	Jan. 05, 2024 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2025 SGD ($) shares	Dec. 31, 2025 MYR (RM) shares	Aug. 25, 2025 USD ($) $ / shares shares	Feb. 14, 2022 $ / shares shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares authorized							200,000,000	200,000,000	200,000,000	200,000,000	200,000,000	200,000,000	100,000,000
Ordinary shares, par value | $ / shares							$ 0.0005	$ 0.0005	$ 0.0005			$ 0.0005	$ 0.001
Stockholders' Equity Note, Stock Split							1:2 forward stock split
Share capital | $							$ 100,000					$ 100,000
Common stock voting rights								Class A Ordinary Shares holder shall have one (1) vote for every fully paid Ordinary Share. Class B Ordinary Shares holder shall have one hundred (100) vote for every fully paid Ordinary Share.
Ordinary shares value | $								$ 8,000	$ 5,000
Sale of stock, number of shares issued	6,295,624
Ordinary shares issued								16,527,249	10,250,000	16,527,249	16,527,249
Ordinary shares outstanding								16,527,249	10,250,000	16,527,249	16,527,249
Inneova Engineering Pte Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Business acquisition, percentage	100.00%
Sale of stock, value		$ 7,600,000	$ 10,235,000	$ 7,600,000	$ 10,235,000
Sale of stock, price per share | $ / shares		$ 1.21
Inneova Engineering Pte Ltd [Member] | SGD to USD [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Foreign currency exchange rate, translation		0.74428
Inneova Malaysia Sdn Bhd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares value										$ 388,790.76	RM 650,000
Effective ownership percentage								100.00%		100.00%	100.00%
Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares authorized								150,000,000	150,000,000	150,000,000	150,000,000	150,000,000
Ordinary shares, par value | $ / shares												$ 0.0005
Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares authorized								25,000,000	25,000,000	25,000,000	25,000,000	25,000,000
Ordinary shares, par value | $ / shares												$ 0.0005
Preferred Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares authorized												25,000,000
Ordinary shares, par value | $ / shares												$ 0.0005
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues									875,000
Common Stock [Member] | IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues						875,000
Shares Issued, Price Per Share | $ / shares						$ 8.00
Gross proceeds | $						$ 7,000,000
Offering costs | $						$ 7,300,000